Other Income (Expenses) From Investments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Income Expenses From Investments [Line Items]
Other income (expenses) from investments	€ (18)	€ 7	€ 10
Dividends received	1	7	3
Gains losses on disposals of investments			11
TIERRA ARGENTEA S.A. [member]
Disclosure Of Other Income Expenses From Investments [Line Items]
Other income (expenses) from investments	€ (18)
Sia societa per azioni [member]
Disclosure Of Other Income Expenses From Investments [Line Items]
Gains losses on disposals of investments			€ 10
Emittenti Titoli S.p.A. [Member]
Disclosure Of Other Income Expenses From Investments [Line Items]
Dividends received		€ 7